Prospectus supplement dated June 1, 2017
to the following prospectus(es):
BOA CVUL Future (NWL) and BAE Future Corporate FPVUL
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are made to the prospectus:
(1)	The prospectus offers the following underlying mutual fund(s) as investment option(s) under the contract/policy. Effective May 1, 2017, the name of the investment option(s) are updated as indicated below:

CURRENT NAME	UPDATED NAME
Ivy VIP Real Estate Securities	IVY Advantus Real Estate Securities
(2)	Effective May 1, 2017, the investment objective for the following underlying mutual funds are updated as indicated below:
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
(3)	Effective May 1, 2017, the Sub-Advisor for the following underlying mutual funds are updated as indicated below:
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares (formerly, Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares)
Investment Advisor:	The Dreyfus Corporation
Sub-advisor	Newton Investment Management (North America) Limited
Investment Objective:	The fund seeks long-term capital appreciation.
(4)	The prospectus offers the following underlying mutual fund(s) as investment option(s) under the contract/policy. Effective June 5, 2017, the name of the investment option(s) are updated as indicated below:

CURRENT NAME	UPDATED NAME
Janus Aspen Series - Balanced Portfolio: Service Shares	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Aspen Series - Enterprise Portfolio: Service Shares	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Aspen Series - Flexible Bond Portfolio: Service Shares	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Aspen Series - Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares
Janus Aspen Series - Global Technology Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares
Janus Aspen Series - Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Aspen Series - Perkins Mid Cap Value Portfolio: Service Shares	Janus Henderson VIT Mid Cap Value Portfolio: Service Shares
PROS-0351